General Information - Additional Information (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Dividends received	$ 0	$ 0	$ 0
Parent [member] | Algoma Steel Holdings Inc [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%